Consolidated Statements of Comprehensive (Loss) Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses:
Amortization	$ 48	$ 24	$ 14
Corporate development	31	49	57
Employee and director remuneration	462	590	792
General and administrative	175	223	236
Shareholder relations	116	52	171
Share-based payments	120	118	366
Loss before the undernoted	(952)	(1,056)	(1,636)
Interest and other income	35	44	52
Change in fair value of marketable securities	(131)	(140)	(293)
Flow through financing costs	0	(4)	0
Interest and finance charges	(44)	(30)	(23)
Foreign exchange gain (loss)	41	(156)	0
Recovery of promissory notes receivable	0	152	0
Recovery (write off) of mineral property interest	5	12	(67)
Write off of equipment	0	(1)	0
Net loss before income tax	(1,046)	(1,179)	(1,967)
Income tax recovery	3	54	7
Net (loss) income for the year	(1,043)	(1,125)	(1,960)
Other comprehensive income (loss):
Foreign currency translation adjustment	756	(1,258)	1,274
Comprehensive loss for the year	$ (287)	$ (2,383)	$ (686)
Basic and diluted loss per share	$ 0.00	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	228,876,533	218,460,355	218,473,845